Basic And Diluted Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted income (loss) per share
19	Basic and diluted income (loss) per share

	2020 $	2019 $

Net income (loss) attributable to common shareholders	(20,397,384)	9,427,978
Weighted average common shares outstanding
Basic	70,101,618	66,528,051
Add: additional shares issuable upon exercise of employee stock options, warrants and restricted share units		2,066,938

Diluted	70,101,618	68,594,989
Net income (loss) per share
Basic and diluted	(0.29)	0.14

Employee stock options warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be antidilutive	1,664,231